Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
Massachusetts (98.8%)
	Acton & Boxborough MA Regional School District GO	5.000%	3/1/32	2,075	2,753
	Andover MA GO	4.000%	11/15/30	530	645
	Andover MA GO	4.000%	11/15/31	535	648
	Andover MA GO	4.000%	11/15/32	545	656
	Andover MA GO	4.000%	11/15/33	560	669
	Andover MA GO	4.000%	11/15/34	455	541
	Andover MA GO	4.000%	11/15/35	465	549
	Andover MA GO	4.000%	11/15/43	1,810	2,081
	Andover MA GO	4.000%	11/15/48	1,650	1,886
	Arlington MA GO	5.000%	12/1/29	1,535	1,994
	Arlington MA GO	4.000%	12/1/30	620	756
	Arlington MA GO	3.000%	9/1/34	2,155	2,417
	Attleboro MA GO	3.000%	2/15/32	605	671
	Attleboro MA GO	4.000%	2/15/49	4,000	4,490
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/28	400	505
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	527
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	560
[1]	Billerica MA GO TOB VRDO	0.090%	9/1/20	4,115	4,115
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	108
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,160
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	750
	Boston MA GO	5.000%	5/1/27	10	13
	Boston MA GO	4.000%	3/1/29	1,200	1,299
	Bourne MA GO	4.000%	11/15/30	530	630
	Bourne MA GO	4.000%	11/15/32	665	778
	Bourne MA GO	4.000%	11/15/34	805	931
	Bourne MA GO	4.000%	11/15/35	805	926
	Braintree MA GO	3.000%	6/1/33	1,865	2,093
	Braintree MA GO	3.000%	6/1/34	1,910	2,129
	Braintree MA GO	3.000%	6/1/36	1,790	1,966
	Braintree MA GO	3.000%	6/1/37	395	431
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,464
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,977
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,640
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,256
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,344
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,103
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,407
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,226
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	500	513
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,296
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,651
	Commonwealth of Massachusetts GO	5.250%	8/1/21	1,090	1,141
[2]	Commonwealth of Massachusetts GO	5.250%	8/1/21	765	801
	Commonwealth of Massachusetts GO	5.000%	7/1/28	10,830	13,530
	Commonwealth of Massachusetts GO	5.000%	3/1/29	7,500	10,006
	Commonwealth of Massachusetts GO	4.000%	11/1/29	2,105	2,250
	Commonwealth of Massachusetts GO	5.000%	5/1/30	455	511
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	709
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,000	9,829
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,422
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,604
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,478
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,402
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,280
	Commonwealth of Massachusetts GO	5.000%	5/1/33	3,000	3,474
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,265	6,495
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,655
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	18,826
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,518
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,468
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,030	16,229
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,175
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,443
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,399
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,095	4,911
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	6,137
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,155
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,055	6,524
	Commonwealth of Massachusetts GO	5.000%	7/1/36	4,770	6,365
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,800
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	597
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,511
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	6,110
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,640
	Commonwealth of Massachusetts GO	5.000%	5/1/39	180	232
	Commonwealth of Massachusetts GO	3.000%	7/1/39	14,500	16,171
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,389
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,842
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,080	9,597
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,015	1,262
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	9,102
	Commonwealth of Massachusetts GO	5.000%	7/1/41	3,535	4,632
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,555
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,708
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,800	3,151
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,301
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,557
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,078
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,503
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,942
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,164
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,402
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,000	2,349
	Commonwealth of Massachusetts GO	5.000%	7/1/45	13,915	18,061
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,329
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,505	9,566
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,638
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,554
	Commonwealth of Massachusetts GO	3.000%	9/1/46	6,055	6,354
	Commonwealth of Massachusetts GO	3.000%	3/1/47	10,000	10,750
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,460	6,617
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,523
	Commonwealth of Massachusetts GO	5.000%	7/1/48	21,765	27,995
	Commonwealth of Massachusetts GO	5.000%	1/1/49	3,255	4,067
	Commonwealth of Massachusetts GO	2.750%	3/1/50	7,500	7,738
	Commonwealth of Massachusetts GO VRDO	0.020%	9/1/20	2,450	2,450
	Commonwealth of Massachusetts GO VRDO	0.090%	9/3/20	745	745
	Commonwealth of Massachusetts GO, Prere.	4.000%	8/1/21	5,000	5,174
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	391
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	465	599
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	17,305	23,769
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,974
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,755
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,309
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,880
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,329
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,400	6,695
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	10,000	12,215
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,235
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,440
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	11,090
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,260	2,742

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,440
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	7,455	9,429
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,998
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,708
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program), Prere.	5.000%	6/1/21	20	21
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	10,840	12,733
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	7,970
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,579
Douglas MA GO	4.000%	2/15/30	1,170	1,359
Douglas MA GO	4.000%	2/15/31	815	942
Douglas MA GO	4.000%	2/15/32	1,220	1,401
Easthampton MA GO	4.000%	6/1/29	1,895	2,304
Easthampton MA GO	4.000%	6/1/30	2,130	2,572
Easthampton MA GO	3.000%	6/1/37	1,190	1,285
Easthampton MA GO	3.000%	6/1/38	1,895	2,041
Easthampton MA GO	3.000%	6/1/39	70	75
Fall River MA GO	3.000%	12/1/36	2,265	2,506
Fall River MA GO	3.000%	12/1/37	2,335	2,576
Framingham MA GO	4.000%	12/1/33	1,010	1,189
Harvard MA GO	3.000%	8/15/33	1,265	1,427
Harvard MA GO	3.000%	8/15/35	1,260	1,402
Holyoke MA GO	5.000%	9/1/30	1,690	1,840
Lawrence MA GO	5.000%	2/1/27	1,035	1,304
Lexington MA GO	3.625%	2/1/49	450	498
Lincoln MA GO	3.125%	3/1/37	1,880	2,078
Lincoln MA GO	3.250%	3/1/40	1,150	1,263
Longmeadow MA GO	5.000%	5/15/30	1,420	1,861
Longmeadow MA GO	4.000%	5/15/31	1,300	1,593
Longmeadow MA GO	3.250%	4/1/35	1,105	1,204
Lowell MA GO	4.000%	9/1/30	1,935	2,379
Lowell MA GO	3.000%	9/1/33	2,170	2,414
Lowell MA GO	3.000%	9/1/34	2,215	2,458
Ludlow MA GO	4.000%	2/1/29	825	980
Ludlow MA GO	4.000%	2/1/30	855	1,008
Ludlow MA GO	4.000%	2/1/31	685	804
Ludlow MA GO	3.000%	2/1/34	220	238
Marlborough MA GO	4.000%	5/15/32	940	1,173
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,175	12,848
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,215
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,387
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,343
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,206
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,165	1,451
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	325	401
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,792
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,523
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,303
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,116
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,051
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,079
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,638
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,640	3,246
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/29	2,030	2,261
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/32	2,500	2,776
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	2,500	3,303
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,595	6,015
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/29	2,805	3,842
	Massachusetts Clean Water Trust Water Revenue	5.250%	8/1/29	1,520	2,091
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	7,460	8,604
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,356
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,449
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/35	3,000	3,427
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,819
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,816
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,000	6,271
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,475	1,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/21	80	84
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,380	2,543
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	807
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	983
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	375	405
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,377
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	744
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,053
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	735
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,950
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,408
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	300	355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,421
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,570
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	932
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,863
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,000	1,160
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	309
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,050	1,279
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,725	4,477
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,861
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,513

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,387
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	655
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	617
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	3,250	3,524
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,094
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	35	42
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	5,265	7,251
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,118
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,291
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	867
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	12,472
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	186
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	864
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,750	1,895
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	350	424
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	9,500	13,365
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	495	574
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	472
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	200	234
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	235	283
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	728
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,761
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,071
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	352
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	2,305	2,368
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,567
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	149
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	356
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,866
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,727

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	885
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	12,320	15,183
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,190
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,300
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,962
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,824
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,994
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	25	28
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,160	2,476
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	557
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,875	2,115
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	270	318
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,324
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	405	468
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,000	3,433
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	639
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	450	532
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	30,915	35,756
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	4,460	6,676
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,713
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,725
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	521
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	400	424
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	713
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,185
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,558
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	399
Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,215
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	890	967

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,000	6,595
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,575	2,102
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,540	2,672
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,534
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,272
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	166
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,500	8,336
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,465	8,105
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,929
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	2,000	2,118
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	3,000	3,618
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	525
Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/42	3,505	3,586
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,403
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,380	9,304
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	4,045
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,192
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	1,675	1,736
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,095
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	735
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,470	2,680
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,332
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	1,500	1,769
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	335	407
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,290
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,677
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,385
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	6,700	6,994
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	7,070	7,978
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,819
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,750	6,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,787
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	978
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	9,965	11,785
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,890
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	9/1/20	5,800	5,800
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.020%	9/1/20	2,300	2,300
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,760	1,807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	361
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	540	557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	15	16
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	404
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,090	1,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,755	1,890
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	125	135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	850	908
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	100	110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	500	540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,991
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,750	2,837
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,927
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,085	1,284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,850	2,254
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	120	144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,674
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	100	122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,700	3,372
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	581
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,205	3,885
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	535	641
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	647
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,335	1,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,606
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,920	2,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,250	1,295
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,317
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	287
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	130
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,624
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,262
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,620
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,500	1,552
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	640
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,765	2,094
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,430
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,851
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,939
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,340	1,715
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,965
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,430	1,479
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	330
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	4,057
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,172
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,162
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	110	127
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	964
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,255	2,869
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	202
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	280	288
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	250	292
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,250	1,291
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,091
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,460
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,263
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,399
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,500	3,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	70	82
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	356
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,680
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	20	23
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	646
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,605	5,889
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	250	286
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	541
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/36	5,130	5,642
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,015	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,890	7,450
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,673
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,092
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,855	6,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,145	2,696
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,200	1,386
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,760	2,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	14,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,400	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,000	5,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,300	14,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	17
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,206
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	11,970	13,613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,539
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	3,071
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	3,725	4,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,185	5,799
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	650	744
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,000	4,456
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,442
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,230	6,491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,240
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	2,845	3,391
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,570	8,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	9,030	10,733
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	12,961
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	10,000	11,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	5,000	6,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.250%	1/1/21	1,420	1,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.750%	1/1/21	510	521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.750%	1/1/21	350	358
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	1,195	1,221
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	805	823
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	2,700	2,762
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	1,800	1,842
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	20	21
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	8,750	9,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	770	942
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	565
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	357
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	383
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	350
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	6,072
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	905
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,107
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	915
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,597
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	976
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,400	2,307
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	3,454
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,500	1,438
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	2,205	2,095
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,950	7,552
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	652
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,323
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,775
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,422
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,771
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,164
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,974
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,075
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,203
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	9,092
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	8,295	9,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,030	1,209
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,342
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,485
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/32	1,000	1,081
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	244
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,641
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/20	1,200	1,200
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/20	1,810	1,810
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/20	1,365	1,365
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.020%	9/1/20	10,660	10,660
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.060%	9/3/20	9,550	9,550
[6]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.090%	9/3/20	4,765	4,765
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	125	125
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	150	150
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,160	6,180
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	10,830	10,830
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	12,165	12,165
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	9/1/20	2,945	2,945
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.030%	9/1/20	10,600	10,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/32	2,285	2,480
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/37	800	893
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	497
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	12/1/41	665	671
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	12/1/41	130	131
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	520	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	543
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	1,035	1,075
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	801
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,052
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	850	889
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	650	684
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,622
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	6/1/46	680	740
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,740	5,197
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,680	2,995
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,980	3,127
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,873
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,364
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,109
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	862
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	122
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,650	5,015
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,453
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,755
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,005	1,194
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,940
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,850
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,550
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,970	3,624
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,954
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	3,024
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,885
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	3,010	3,642
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,791
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,615

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,410
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,115	8,798
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	2,000	2,427
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	2,500	2,837
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	1,650	1,984
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,300	4,946
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,082
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	2,500	2,832
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,523
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,300	2,601
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	5,000	5,989
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/37	5,000	6,035
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/38	750	847
Massachusetts School Building Authority Sales Tax Revenue	5.000%	5/15/38	8,431	9,351
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,095	8,662
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	2,750	3,329
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	4,086
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	2,765	3,475
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/45	4,550	5,424
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,175	3,833
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	18,895	23,640
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,060	6,331
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	9,500	11,197
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	14,225	15,277
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	6,315	8,102
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	9,429	10,643
Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	360	438
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,298
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	901
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,123
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	795
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	901
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,159
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	2,010	2,358
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	3,000	3,519
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	910	1,109
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	3,375	4,113
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	2,600	3,168
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	13,182
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	714
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,070	1,377
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	1,175	1,693
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	7,375	10,942
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,417
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	12,171
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,325	8,457
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,710	3,032
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,359
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	3,115
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,559
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,887
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	1,006
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,385	11,469
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,169
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	7,000	7,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	9,176
	Massachusetts Water Resources Authority Water Revenue VRDO	0.100%	9/2/20	6,900	6,900
	Massachusetts Water Resources Authority Water Revenue VRDO	0.100%	9/3/20	1,430	1,430
	Medford MA GO	3.000%	7/15/30	755	872
	Medford MA GO	3.000%	7/15/31	780	896
	Medford MA GO	3.000%	7/15/32	810	918
	Medford MA GO	3.000%	7/15/33	830	932
	Medford MA GO	3.000%	7/15/34	860	960
	Medford MA GO	3.000%	7/15/35	885	980
	Medford MA GO	3.000%	7/15/36	910	1,004
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	20
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,480
	Minuteman Regional Vocational Technical School District GO	2.625%	1/15/50	1,180	1,199
	Nantucket MA GO	4.000%	7/15/34	1,045	1,234
	Nantucket MA GO	4.000%	7/15/35	1,085	1,273
	Natick MA GO	4.000%	7/15/30	4,580	5,543
	Natick MA GO	4.000%	7/15/31	4,760	5,729
	Natick MA GO	4.000%	7/15/32	4,890	5,851
	Needham MA GO	4.000%	8/1/30	1,170	1,452
	Needham MA GO	3.000%	7/15/35	765	840
	New Bedford MA GO	3.000%	3/1/34	335	369
	New Bedford MA GO	3.000%	3/1/35	395	433
	New Bedford MA GO	3.000%	3/1/37	235	256
	New Bedford MA GO	3.250%	3/1/44	885	959
	Newton MA GO	3.000%	4/1/33	3,440	3,759
	Plymouth MA GO	3.250%	5/1/34	460	513
	Randolph MA GO	3.125%	9/15/32	1,065	1,196
	Randolph MA GO	3.125%	9/15/33	1,350	1,500
	Randolph MA GO	3.375%	9/15/35	830	928
	Randolph MA GO	3.375%	9/15/36	785	874
	Rowley MA GO	3.500%	7/15/43	1,625	1,780
	Salem MA GO	3.000%	9/15/34	620	691
	Salem MA GO	3.000%	9/15/35	585	647
	Salem MA GO	3.000%	9/15/36	605	666
	Saugus MA GO	3.000%	9/15/31	930	1,066
	Saugus MA GO	3.000%	9/15/32	800	908
	Saugus MA GO	3.000%	9/15/33	980	1,102
	Saugus MA GO	3.000%	9/15/35	135	150
	Saugus MA GO	3.000%	9/15/36	1,500	1,651
	Sharon MA GO	4.000%	2/15/31	5,875	7,304
	Sharon MA GO	3.000%	2/15/32	2,040	2,329
	Springfield MA GO	5.000%	3/1/30	905	1,157
	Springfield MA GO	4.000%	3/1/31	1,250	1,496
	Springfield MA GO	4.000%	3/1/32	1,285	1,529
	Springfield MA GO	4.000%	3/1/44	2,950	3,340
[2]	Springfield MA GO	3.500%	3/1/47	210	230
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	186
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	424
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	420
Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	478
Stoughton MA GO	4.000%	10/15/31	3,865	4,646
Stoughton MA GO	3.000%	10/15/32	1,920	2,143
Stoughton MA GO	3.000%	10/15/35	370	406
Taunton MA GO	4.000%	8/15/31	915	1,122
Taunton MA GO	4.000%	8/15/33	775	935
Tewksbury MA GO	3.000%	6/1/33	2,720	3,011
Tewksbury MA GO	3.000%	6/1/35	2,720	2,975
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,575	3,089
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,856
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,000	6,579
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	650	811
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,660
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,963
University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,378
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	1,900	2,336
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	11,505	13,183
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,150	11,897
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/44	3,495	3,979
University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,617
University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,154
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	3,350	4,206
University of Massachusetts Building Authority College & University Revenue VRDO	0.080%	9/2/20	2,915	2,915
University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	6,780	8,104
Worcester MA GO	4.000%	1/15/32	2,365	2,712
Worcester MA GO	3.000%	2/1/32	230	255
Worcester MA GO	4.000%	1/15/33	2,190	2,495
Worcester MA GO	3.000%	2/1/33	2,155	2,371
				2,366,326
Guam (0.1%)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/20	500	502
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,107
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	846
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	333
				2,788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	444	410
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	713	565
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,391	5,647
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	592	620
				8,921
Total Tax-Exempt Municipal Bonds (Cost $2,238,289)				2,378,035
Total Investments (99.3%) (Cost $2,238,289)				2,378,035
Other Assets and Liabilities—Net (0.7%)				16,457
Net Assets (100%)				2,394,492
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $26,449,000, representing 1.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
8	Securities with a value of $426,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	214	26,971	17

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2020	(27)	(5,965)	82
				99

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,378,035	—	2,378,035
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	62	—	—	62
1	Represents variation margin on the last day of the reporting period.